Financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments

in € K

June 30, 2026	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	951,310	109,941	—	—	1,061,251	109,941	—	—
Trade accounts and other receivables from unrelated parties	3,186,023	—	—	95,333	3,281,356	—	—	—
Accounts receivable from related parties	29,569	—	—	—	29,569	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	7,029	7,029	—	7,029	—
Derivatives - not designated as hedging instruments	—	9,731	—	—	9,731	—	9,731	—
Derivatives embedded in vPPAs	—	1,213	—	—	1,213	—	—	1,213
Equity investments	—	31,967	62,364	—	94,331	12,707	64,365	17,259
Debt securities	—	81,106	376,696	—	457,802	457,802	—	—
Other financial assets(1)	313,042	109,260	—	91,222	513,524	—	—	109,260
Other current and non-current assets	313,042	233,277	439,060	98,251	1,083,630	—	—	—
Financial assets	4,479,944	343,218	439,060	193,584	5,455,806	—	—	—

Accounts payable to unrelated parties	799,865	—	—	—	799,865	—	—	—
Accounts payable to related parties	81,352	—	—	—	81,352	—	—	—
Short-term debt	464,648	—	—	—	464,648	—	—	—
Long-term debt	7,101,262	—	—	—	7,101,262	6,380,373	428,006	—
Lease liabilities	—	—	—	3,397,435	3,397,435	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	23,677	23,677	—	23,677	—
Derivatives - not designated as hedging instruments	—	48,812	—	—	48,812	—	48,812	—
Derivatives embedded in vPPAs	—	13,553	—	—	13,553	—	—	13,553
Variable payments outstanding for acquisitions	—	6,670	—	—	6,670	—	—	6,670
Put option liabilities	—	—	—	868,198	868,198	—	—	868,198
Other financial liabilities(2)	1,582,674	—	—	—	1,582,674	—	—	—
Other current and non-current liabilities	1,582,674	69,035	—	891,875	2,543,584	—	—	—
Financial liabilities	10,029,801	69,035	—	4,289,310	14,388,146	—	—	—

Carrying amount and fair value of financial instruments

in € K

December 31, 2025	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,341,121	257,992	—	—	1,599,113	257,992	—	—
Trade accounts and other receivables from unrelated parties	3,018,004	—	—	89,499	3,107,503	—	—	—
Accounts receivable from related parties	32,683	—	—	—	32,683	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	13,856	13,856	—	13,856	—
Derivatives - not designated as hedging instruments	—	11,546	—	—	11,546	—	11,546	—
Derivatives embedded in vPPAs	—	7,730	—	—	7,730	—	—	7,730
Equity investments	—	31,011	58,497	—	89,508	15,239	60,498	13,771
Debt securities	—	73,924	356,295	—	430,219	430,219	—	—
Other financial assets(1)	365,081	99,154	—	89,241	553,476	—	—	99,154
Other current and non-current assets	365,081	223,365	414,792	103,097	1,106,335	—	—	—
Financial assets	4,756,889	481,357	414,792	192,596	5,845,634	—	—	—

Accounts payable to unrelated parties	722,974	—	—	—	722,974	—	—	—
Accounts payable to related parties	97,951	—	—	—	97,951	—	—	—
Short-term debt	17,015	—	—	—	17,015	—	—	—
Long-term debt	7,287,881	—	—	—	7,287,881	6,716,223	318,336	—
Lease liabilities	—	—	—	3,490,709	3,490,709	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	2,647	2,647	—	2,647	—
Derivatives - not designated as hedging instruments	—	9,147	—	—	9,147	—	9,147	—
Derivatives embedded in vPPAs	—	9,463	—	—	9,463	—	—	9,463
Variable payments outstanding for acquisitions	—	3,262	—	—	3,262	—	—	3,262
Put option liabilities	—	—	—	793,043	793,043	—	—	793,043
Other financial liabilities(2)	966,121	—	—	—	966,121	—	—	—
Other current and non-current liabilities	966,121	21,872	—	795,690	1,783,683	—	—	—
Financial liabilities	9,091,942	21,872	—	4,286,399	13,400,213	—	—	—
(1)

As of June 30, 2026 other financial assets primarily include receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S., vendor and supplier rebates, lease receivables, deposits, guarantees, and securities, notes receivables as well as receivables related to consent agreement on certain pharmaceuticals. As of December 31, 2025 other financial assets primarily include receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc., vendor and supplier rebates, lease receivables, notes receivable, receivables related to consent agreement on certain pharmaceuticals as well as deposits, guarantees, and securities.

(2)

As of June 30, 2026 other financial liabilities primarily include liabilities for shares yet to be repurchased under the Company’s share buyback program, receivable credit balances and goods and services received. As of December 31, 2025, other financial liabilities primarily include receivable credit balances and goods and services received.

Schedule of sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs

Sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs in € K

	Change in expected electricity prices		Change in expected production volumes		Change in expected interest rates
	10% increase	10% decrease	10% increase	10% decrease	1% increase	1% decrease
2026	23,918	(23,859)	(865)	865	337	(384)
2025	24,356	(24,305)	155	(155)	(183)	196

Schedule of reconciliation of level 3 financial instruments

Reconciliation of derivatives embedded in vPPAs

in € K

	2026	2025

	Derivatives embedded in the vPPAs - (Liabilities)/Assets
Beginning balance at January 1,	(1,733)	(25,394)
Settlements	5,620	10,867
Gain (loss) recognized in profit or loss (1)	(16,312)	11,308
Foreign currency translation and other changes	85	1,486
Ending balance at June 30, and December 31,	(12,340)	(1,733)

(1)Includes realized and unrealized gains / losses.

Reconciliation from beginning to ending balance of level 3 financial instruments in € K

	2026				2025
		Variable		Other		Variable		Other
		payments		financial		payments		financial
		outstanding		assets		outstanding		assets
	Equity	for	Put option	measured at	Equity	for	Put option	measured at
	investments	acquisitions	liabilities	FVPL (1)	investments	acquisitions	liabilities	FVPL (1)

Beginning balance at January 1,	13,771	3,262	793,043	99,154	29,154	7,933	1,299,117	142,264
Increase	3,283	3,229	5,128	—	2,002	1,507	32,307	7,808
Decrease	—	—	(31,281)	—	—	(4,581)	(341,992)	(22,855)
Gain / loss recognized in profit or loss (2)	(295)	—	—	6,858	(14,487)	(928)	—	(13,460)
Gain / loss recognized in equity	—	—	76,050	—	—	—	(54,964)	—
Foreign currency translation and other changes	500	179	25,258	3,248	(2,898)	(669)	(141,425)	(14,603)
Ending balance at June 30, and December 31,	17,259	6,670	868,198	109,260	13,771	3,262	793,043	99,154
(1)	As of June 30, 2026 and December 31, 2025, other financial assets measured at FVPL consist mainly of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc.
(2)	Includes realized and unrealized gains / losses.